Revenue - Contract costs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Contract with Customer, Liability	$ 14.0	$ 26.4	$ 14.0	$ 26.4	$ 26.5	$ 24.9
Contract with Customer, Liability, Revenue Recognized	$ 19.9	$ 22.0	$ 26.5	$ 24.9